Subsequent Events (Details) - USD ($)						3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 23, 2023	Feb. 16, 2023	Feb. 13, 2023	Nov. 25, 2022	Aug. 25, 2022	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 25, 2023	Feb. 14, 2023
Subsequent Events
Value of shares redeemed						$ 1,040,287
Proceeds from promissory note - related party							$ 550,000
Cash withdrawn from trust account	$ 582,139			$ 374,062	$ 40,747
Promissory note - related party
Subsequent Events
Proceeds from promissory note - related party								$ 0	$ 0
Common Class A [Member]
Subsequent Events
Common shares, shares outstanding (in shares)							0	0	0
Class B common stock
Subsequent Events
Common shares, shares outstanding (in shares)							0	3,593,750	3,593,750
Related party | Promissory note - related party
Subsequent Events
Proceeds from promissory note - related party		$ 400,000						$ 0	$ 0
Sponsor
Subsequent Events
Common shares, shares outstanding (in shares)							7,843,498
Aggregate amount remained in Trust account							$ 43,662,709	$ 43,662,709
Percentage of common stock converted		46.00%
Sponsor | Common Class A [Member]
Subsequent Events
Common shares, shares outstanding (in shares)								7,843,498
Sponsor | Class A common stock subject to possible redemption
Subsequent Events
Common shares, shares outstanding (in shares)								4,249,748
Sponsor | Class B common stock
Subsequent Events
Number of shares deposited into trust account											200,000
Number of shares owned by stockholders											3,393,750
Voting and Non Redemption agreement
Subsequent Events
Number of shares redeemed							10,125,252	10,125,252
Redemption price per share							$ 10.27	$ 10.27
Value of shares redeemed							$ 104,000,000	$ 104,000,000
Number of shares owned by stockholders							3,281,138	3,081,138
Subsequent Events
Subsequent Events
Cash withdrawn from trust account	$ 582,139
Subsequent Events | U.S. Treasury Securities held in Trust Account
Subsequent Events
Number of units purchased	44,526,000
Maturity amount										$ 44,006,010
Subsequent Events | Promissory note - related party
Subsequent Events
Proceeds from promissory note - related party		$ 400,000
Warrants per share		$ 1.00
Subsequent Events | Sponsor | Promissory note - related party
Subsequent Events
Proceeds from promissory note - related party		$ 1,500,000
Subsequent Events | Sponsor | Common Class A [Member]
Subsequent Events
Number of shares owned by stockholders		3,393,750
Percentage of common stock converted		44.40%
Subsequent Events | Sponsor | Class B common stock
Subsequent Events
Number of shares deposited into trust account											200,000
Number of shares owned by stockholders		3,393,750									3,393,750
Subsequent Events | Voting and Non Redemption agreement
Subsequent Events
Number of shares redeemed			10,125,252
Redemption price per share			$ 10.27
Value of shares redeemed			$ 103,900,000